Significant Transactions (Details) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 01, 2021	Apr. 01, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2020
Significant Transactions (Details) [Line Items]
Exchange shares (in Shares)			2,434
Cash				$ 527,346		$ 445,269
Stock					$ 20,081,466
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, liquidation preference per share (in Dollars per share)			$ 1
Exchangeable shares value			$ 18,620
Exchangeable shares issued and outstanding (in Shares)			306,852
Viridian Sciences [Member]
Significant Transactions (Details) [Line Items]
Exchange shares (in Shares)		1,000,000
shares of our common stock		$ 6,000,000
Contingent consideration		$ 1,000,000
365 Cannabis [Member]
Significant Transactions (Details) [Line Items]
shares of our common stock	$ 3,600,000
Cash	5,000,000
Stock	12,000,000
Aggregate of stock	$ 8,000,000
Working capital			$ 1,500,000
Purchase price			1,500,000
Receivables booked in other current assets			$ 400,000
Reduction of working capital				$ 160,000
Shares held in escrow (in Shares)			279,762
Shares held in escrow, value			$ 940,000